UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number     811-10269
                                                     ----------------

                       UBS Equity Opportunity Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               NEW YORK, NY 10019
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               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               NEW YORK, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            --------------------

                      Date of fiscal year end: December 31
                                               -----------------

                    Date of reporting period: March 31, 2010
                                              ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                                                                UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                                                                                  SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                        (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     MARCH 31, 2010

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

                                                                                                                      DOLLAR AMOUNT
                                                                      REALIZED                                           OF FAIR
                                                                        AND                                               VALUE
                                                                     UNREALIZED                              FIRST         FOR
                                                             % OF   GAIN/(LOSS)   INITIAL                  AVAILABLE      FIRST
                                                           MEMBERS'     FROM    ACQUISITION               REDEMPTION    AVAILABLE
          INVESTMENT FUND              COST     FAIR VALUE  CAPITAL INVESTMENTS     DATE    LIQUIDITY (a)     (b)    REDEMPTION (b)
---------------------------------- ----------- ----------- -------- ----------- ----------- ------------- ---------- --------------
LONG/SHORT EQUITY
Alydar QP Fund, L.P. (c)           $ 6,000,000 $ 6,190,142    8.54% $    1,602    9/1/2008    Quarterly
Alysheba QP Fund, L.P. (c)           2,000,000   2,145,260    2.96      93,577    9/1/2008    Quarterly
Artis Aggressive Growth
   (Institutional), L.P. (c)         1,500,000   2,736,406    3.78     292,434    9/1/2008    Quarterly    9/30/2010    2,736,406
Axial Capital Institutional, L.P.    3,500,000   2,824,904    3.90    (198,556)  12/1/2008  Semi-Annually 12/31/2010    2,824,904
Bonanza Liquidating Trust,
   Class A (d)                         687,230     209,466    0.29    (155,993)   4/1/2004       N/A
D. Jabro Partners, L.P.              5,380,283   7,892,233   10.89     290,272    1/1/2006    Annually
Eminence Partners, L.P. (c)          3,995,682   8,826,644   12.18     146,447    3/1/2001    Quarterly
GCore Capital Partners, L.P. (c)     3,500,000   3,832,621    5.29      40,875    3/1/2009    Quarterly
MSG Partners, L.P.                   5,850,561   6,592,913    9.10     255,703    1/1/2008    Annually
North Run Qualified Partners,
   L.P. (c)                          4,376,363   4,691,879    6.47     167,750    1/1/2008    Annually     6/30/2010    4,691,879
Pennant Onshore Qualified,
   L.P. (c)                            766,413   2,604,074    3.59     116,272    1/1/2003    Quarterly
Pennant Winward Fund, L.P. (c)       4,624,220   7,997,989   11.04     293,468   10/1/2004    Quarterly
Pershing Square, L.P.                  835,575   2,269,448    3.13     149,408    1/1/2005    Annually
Seneca Capital, L.P. (e)             1,060,631     183,222    0.25         (18)   7/1/2004       N/A
Seneca Capital, L.P. (e)               976,905      61,112    0.08          95    7/1/2004       N/A
Seneca Capital, L.P., SLV (d)        1,544,916   1,423,704    1.96      (6,879)   7/1/2004       N/A
Tiedemann/Falconer Partners,
   L.P. (c)                          4,500,000   4,050,928    5.59     (94,232)   1/1/2009    Quarterly
Wesley Capital QP, L.P. (c)          2,930,694   3,107,848    4.29      15,149    8/1/2005    Quarterly
                                   ----------- ----------- -------- ----------
   LONG/SHORT EQUITY SUBTOTAL      $54,029,473 $67,640,793   93.33% $1,407,374

                                   ----------- ----------- -------- ----------
TOTAL                              $54,029,473 $67,640,793   93.33% $1,407,374
                                   =========== =========== ======== ==========

(a)  Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(b)  Investment Funds with no dates or amounts can be redeemed in full.
(c)  Investment Funds categorized as Level 2 investments.
(d)  The Investment Fund is in liquidation. In addition to any redemption proceeds that may have already been received, the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.
(e)  A portion or all of the Funds' interests in the Investment Fund are held in side pockets which have restricted liquidity.

                                                                                                UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                                                                      SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                                        (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     MARCH 31, 2010

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The following is a summary of the inputs used in valuing the Fund's  investments at fair value.  The inputs or methodology used for valuing the Fund's  investments are not necessarily an indication of the risk associated with investing in those  investments.  The
Fund's valuation  procedures require evaluation of all relevant factors available at the time the Fund values its portfolio.  These relevant factors include the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place,  subscription  and redemption  activity,  level of illiquid  securities  held, and the existence or absence of redemption restrictions.

The Fund's  investments are categorized in three levels as disclosed below.  Level 1 discloses the amount of investments  where the values of those investments are based upon quoted prices in active markets for identical  securities.  Level 2 discloses the amount of  investments  where the Fund has the ability to redeem at net asset value as of the March 31, 2010  measurement  date, or within ninety days of the measurement date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within ninety days of the March 31, 2010 measurement date.

                                                            ASSETS TABLE

----------------------------------------------------------------------------------------------------
                                                   TOTAL FAIR
                                                    VALUE AT
DESCRIPTION                                        03/31/2010   LEVEL 1     LEVEL 2        LEVEL 3
----------------------------------------------------------------------------------------------------
Long/Short Equity                                 $67,640,793   $    --   $46,183,791   $ 21,457,002
                                                  --------------------------------------------------
TOTAL ASSETS                                      $67,640,793   $    --   $46,183,791   $ 21,457,002
                                                  --------------------------------------------------

     The following is a reconciliation of Level 3 assets from December 31, 2009 to March 31, 2010:

                                                      CHANGE IN
                        BALANCE AS OF   REALIZED     UNREALIZED         NET        TRANSFERS IN
                         DECEMBER 31,    GAIN /    APPRECIATION /   PURCHASES /   AND/OR OUT OF    BALANCE AS OF
DESCRIPTION                  2009        (LOSS)     DEPRECIATION      (SALES)        LEVEL 3      MARCH 31, 2010
----------------------------------------------------------------------------------------------------------------
Long/Short Equity        $12,031,860       $--         $98,833          $--         $9,326,309      $21,457,002
----------------------------------------------------------------------------------------------------------------
Total                    $12,031,860       $--         $98,833          $--         $9,326,309      $21,457,002
----------------------------------------------------------------------------------------------------------------

     Net change in unrealized appreciation/depreciation on Level 3 assets and liabilities still held as of March 31, 2010 is
     $334,032.

     The net transfers in and/or out of Level 3 noted above are due to the liquidity of the underlying Investment Funds in relation to the change in the measurement date from 12-31-09 to 3-31-10.

PORTFOLIO VALUATION

Investment Funds in the long/short equity strategy are generally subject to 30 - 90 day redemption notice periods.  Investment Funds representing  approximately  3 percent of fair value are side  pockets or  liquidating  trusts where the  liquidation  of assets are expected over the next 36 months.  The remaining  approximately  97 percent of the Investment  Funds have either initial  redemption dates commencing in the future (15 percent) or are available to be redeemed with no restrictions,  subject to the Investment  Funds'
liquidity terms, (82 percent) as of the

                                                                                                UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                                                                      SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                                                                        (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     MARCH 31, 2010

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measurement date of March 31, 2010. Three Investment Funds,  with a fair value of $16,754,594,  transferred from Level 2 to Level 3 at March 31, 2010. In addition, two Investment Funds, with a fair value of $7,428,285, transferred from Level 3 to Level 2 at March
31, 2010.

Investment Funds with no current redemption  restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of March 31, 2010.

The Fund recognizes  transfers into and out of the levels indicated above at the end of the reporting  period.  Please refer to the
December 31, 2009 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Equity Opportunity Fund, L.L.C.
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By (Signature and Title)* /s/ Michael Perry
                          ------------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date                      May 26, 2010
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Michael Perry
                          ------------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date                      May 26, 2010
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By (Signature and Title)* /s/ Robert Aufenanger
                          ------------------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date                      May 26, 2010
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* Print the name and title of each signing officer under his or her signature.